Revenue - Summary of Contract Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
At 1 January	$ 95	$ 87
Costs incurred	20	18
Charged to income statement	(9)	(8)
Exchange and other adjustments	2	(2)
At 31 December	108	95
Analysed as:
Current	5	5
Non-current	103	90
Total contract costs	$ 108	$ 95